Fair value measurement	12 Months Ended
Jun. 30, 2022
Fair value measurement [Abstract]
Fair value measurement
Note 26.  Fair value measurement

Fair value hierarchy
The Group does not have any financial assets measured at fair value. The following table does not include fair value information for assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value. The Group’s financial liabilities have been measured and disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability
As at 30 June 2022, the carrying value of all of the Group’s financial liabilities represented a reasonable approximation of the fair value of such liabilities.

Consolidated – 30 June 2021 (restated*)	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000

Financial Liabilities
Embedded derivative – SAFE (issued 28 October 2020)	-	-	7,424	7,424
Embedded derivative – convertible note (issued 5 January 2021)	-	-	51,307	51,307
Embedded derivative – convertible note (issued on 1 April 2021)	-	-	37,990	37,990
Total liabilities	-	-	96,721	96,721

During the financial year ended 30 June 2021, the Group issued SAFE notes and two tranches of convertible notes. Embedded derivatives were identified and recognized at fair value upon initial recognition of each of these instruments. These embedded derivatives were held at fair value through profit or loss.  On 16 November 2021, immediately prior to IPO on 17 November 2021, the Group converted all outstanding convertible notes and SAFE instruments to equity in line with the associated terms attached to each instrument.

There were no transfers between levels during the financial year.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature.

Valuation techniques for fair value measurements categorized within level 3
An instrument is included in level 3 if the financial instrument is not traded in an active market and if the fair value is determined by using valuation techniques that are not based on the use of observable market data for all significant inputs. The estimated fair value approximates to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Specific valuation techniques used to value level 3 financial instruments include:

●	Monte-Carlo pricing simulations; and

●	Black-Scholes-Merton valuation model.

Level 3 liabilities
Movements in level 3 liabilities during the current and previous financial year are set out below:

	Embedded derivatives	Total
Consolidated	US$’000	US$’000

Balance as at 1 July 2020	-	-
Fair value of embedded derivatives at issuance date	52,029	52,029
Loss recognized in profit and loss	44,692	44,692

Balance as at 30 June 2021	96,721	96,721
Fair value of embedded derivatives at issuance date	65,311	65,311
Loss recognized in profit and loss	390,743	390,743
Embedded derivatives converted to Equity on 16 November 2022	(552,775)	(552,775)

Balance as at 30 June 2022	-	-